PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 93.5%
Asset-Backed Securities 32.0%
Automobiles 5.6%
Hertz Vehicle Financing III LP, Series 2021-02A, Class C, 144A	2.520%	12/27/27		100	$99,857
JPMorgan Chase Bank NA - CACLN, Series 2020-01, Class F, 144A	6.684	01/25/28		800	834,631
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 144A	3.280	03/15/27		750	760,882
					1,695,370
Collateralized Loan Obligations 12.2%
Anchorage Capital Europe CLO (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	500	593,820
Battalion CLO Ltd., Series 2018-12A, Class B2R, 144A, 3 Month LIBOR + 2.080% (Cap N/A, Floor 2.080%)	2.272(c)	05/17/31		500	500,053
BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	750	889,375
Ellington CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.856(c)	02/15/29		704	703,467
OZLM Ltd. (Cayman Islands), Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.088(c)	10/20/31		500	500,071
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.388(c)	07/20/32		500	500,213
					3,686,999
Consumer Loans 6.0%
Lendmark Funding Trust, Series 2021-01A, Class D, 144A	5.050	11/20/31		500	509,414
Oportun Funding X LLC, Series 2018-C, Class C, 144A	5.520	10/08/24		500	500,454
Oportun Funding XIV LLC, Series 2021-A, Class D, 144A	5.400	03/08/28		500	499,999
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.942(c)	02/25/23		100	100,186
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.742(c)	08/25/25		100	99,847

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)

Springleaf Funding Trust, Series 2017-AA, Class C, 144A	3.860%	07/15/30		100	$100,196
					1,810,096
Other 5.3%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.875(c)	10/16/23		400	400,369
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	2.442(c)	04/25/23		610	607,249
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.892(c)	06/25/24		620	613,112
					1,620,730
Residential Mortgage-Backed Securities 2.0%
Legacy Mortgage Asset Trust, Series 2019-GS04, Class A1, 144A	3.438	05/25/59		75	75,467
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000(c)	04/16/23	EUR	489	521,474
					596,941
Student Loans 0.9%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		1,184	167,039
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.755(cc)	01/16/46		98	101,190
					268,229

Total Asset-Backed Securities (cost $9,456,965)					9,678,365
Bank Loans 1.5%
Media 0.1%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.360(c)	08/24/26		40	23,959

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Real Estate 0.5%
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%	4.750%(c)	01/30/24	189	$144,263
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%	4.750(c)	01/30/24	11	8,137
				152,400
Software 0.2%
Exela Intermediate LLC, 2018 Repriced Term Loan, 1 Month LIBOR + 6.500%	7.500(c)	07/12/23	113	47,353
Telecommunications 0.7%
GTT Communications BV, Term Loan	—(p)	12/31/21	12	12,048
GTT Communications, Inc.,
Closing Date U.S. Term Loan, 3 Month LIBOR + 2.750%	2.900(c)	05/30/25	122	96,388
Priming Delayed Draw Term Loan - Non-PIK, 1 Month LIBOR + 5.000%	6.000(c)	12/28/21	14	13,791

West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	109	106,703
				228,930

Total Bank Loans (cost $530,484)				452,642
Commercial Mortgage-Backed Securities 30.9%
20 Times Square Trust,
Series 2018-20TS, Class F, 144A	3.203(cc)	05/15/35	100	96,617
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	200	184,554
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	100	89,684
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	250	220,947
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	490	482,533
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449% (Cap N/A, Floor 1.449%)	1.521(c)	03/15/37	210	203,994
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.373(c)	10/15/36	226	226,388

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, (cont’d.)
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.723%(c)	10/15/36		543	$543,675
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.573(c)	12/15/36		485	484,953

Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.903(cc)	01/10/36		726	764,111
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.838(c)	11/15/37		221	222,144
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.223(c)	05/15/36		150	150,282
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.723(c)	05/15/36		324	324,617

CSAIL Commercial Mortgage Trust, Series 2015-C04, Class XB, IO	0.250(cc)	11/15/48		25,076	246,399
DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.073(c)	05/15/35		162	162,575
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36		500	488,222
Deco DAC (Ireland),
Series 2019-RAM, Class A, 3 Month GBP LIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.948(c)	08/07/30	GBP	428	571,753
Series 2019-RAM, Class B, 3 Month GBP LIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.548(c)	08/07/30	GBP	199	228,797
FHLMC Multifamily Mortgage Trust,
Series 2012-K20, Class X2A, IO, 144A	0.200	05/25/45		23,158	28,489
Series 2019-K735, Class X2A, IO, 144A	0.100	05/25/26		94,742	392,326
FHLMC Multifamily Structured Pass-Through Certificates,
Series K019, Class X1, IO	1.724(cc)	03/25/22		886	4,218
Series K026, Class X1, IO	1.069(cc)	11/25/22		1,429	15,931
Series K052, Class X1, IO	0.783(cc)	11/25/25		2,235	56,896
Series K058, Class X1, IO	1.051(cc)	08/25/26		3,647	153,546

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		100	98,334
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class XB, IO	0.491(cc)	12/15/48		1,620	24,477
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		600	620,494

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

MAD Commercial Mortgage Trust, Series 2019-650M, Class A, 144A	3.575%(cc)	12/12/34		350	$316,504
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601% (Cap N/A, Floor 2.601%)	2.674(c)	04/15/38		300	300,469
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	3.039(cc)	02/12/40		175	159,903
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class XB, IO, 144A	0.425(cc)	03/15/48		10,000	113,573
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		525	505,234
One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.823(c)	01/15/26		100	101,123
Taurus UK DAC (Ireland), Series 2021-UK1A, Class D, 144A, 1 Month SONIA + 2.600%	2.649(c)	05/17/31	GBP	250	346,571
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class XB, IO	0.584(cc)	12/15/48		6,400	124,023
Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	4.573(c)	05/15/31		300	300,751

Total Commercial Mortgage-Backed Securities (cost $9,220,195)					9,355,107
Corporate Bonds 9.1%
Banks 8.0%
Bank of America Corp., Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)		550	586,575
Citigroup, Inc., Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)		605	623,778
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)		500	528,168
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		80	82,831

Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	4.647(c)	09/30/24		600	600,076
					2,421,428

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.2%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000%	06/15/26	61	$62,365
Media 0.1%
Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625	08/15/27	75	36,785
Miscellaneous Manufacturing 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	25	25,744
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	50	51,832
				77,576
Oil & Gas 0.1%
MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27	25	26,679
Pipelines 0.5%
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	140	144,532

Total Corporate Bonds (cost $2,718,168)				2,769,365
Residential Mortgage-Backed Securities 20.0%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.692(c)	04/25/28	62	62,392
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.942(c)	10/25/28	120	120,376
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)	3.492(c)	06/25/30	26	25,597
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)	3.292(c)	08/26/30	220	221,449
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)	4.092(c)	08/26/30	205	208,945
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.692(c)	06/25/30	165	167,053

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	2.968%(c)	03/25/31	150	$156,746
Eagle Re Ltd. (Bermuda),
Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 0.000%)	4.592(c)	10/25/30	230	233,682
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.718(c)	10/25/33	295	300,830
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.018(c)	11/25/50	110	115,114
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.418(c)	08/25/33	260	267,744
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	5.192(c)	06/25/50	75	78,524
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	6.092(c)	08/25/50	100	107,129
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	4.818(c)	10/25/50	120	127,406
Series 2020-DNA1, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.392(c)	01/25/50	900	899,155
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	5.342(c)	09/25/50	120	126,683
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.668(c)	01/25/51	250	247,673
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.518(c)	10/25/33	425	441,031
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.167(c)	12/25/33	150	150,755

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	210	210,776
Home Re Ltd. (Bermuda),
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	4.242(c)	10/25/30	200	203,000
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	2.392(c)	07/25/33	150	148,514

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re IV Ltd. (Bermuda), Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)	4.842%(c)	07/25/30		43	$43,085
Oaktown Re V Ltd. (Bermuda), Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	3.692(c)	10/25/30		165	167,888
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.907(c)	12/25/22		565	567,138
Radnor Re Ltd. (Bermuda), Series 2020-02, Class M1C, 144A, 1 Month LIBOR + 4.600% (Cap N/A, Floor 4.600%)	4.692(c)	10/25/30		195	197,569
Retiro Mortgage Securities DAC (Ireland), Series 01A, Class A1, 144A	0.000(c)	07/30/75	EUR	380	447,850

Total Residential Mortgage-Backed Securities (cost $5,947,653)					6,044,104

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp. Backstop Commitment*^ (cost $398)	42	2,156

Total Long-Term Investments (cost $27,873,863)		28,301,739

Short-Term Investment 4.6%
Affiliated Mutual Fund 4.6%
PGIM Core Ultra Short Bond Fund (cost $1,377,803)(wb)	1,377,803	1,377,803

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 98.1% (cost $29,251,666)		29,679,542

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Value
Option Written*~ (0.0)%
(premiums received $0)	$(106)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.1% (cost $29,251,666)	29,679,436
Other assets in excess of liabilities(z) 1.9%	585,313

Net Assets 100.0%	$30,264,749

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,966 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	630	$(106)
(premiums received $0)
Futures contracts outstanding at June 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
6	10 Year U.S. Treasury Notes	Sep. 2021	$795,000	$2,242
Short Position:
17	5 Year U.S. Treasury Notes	Sep. 2021	2,098,305	5,760
				$8,002
Forward foreign currency exchange contracts outstanding at June 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/21	UBS AG	GBP	827	$1,152,089	$1,144,649	$—	$(7,440)
Euro,
Expiring 07/02/21	JPMorgan Chase Bank, N.A.	EUR	2,019	2,410,485	2,393,903	—	(16,582)
				$3,562,574	$3,538,552	—	(24,022)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/21	Bank of America, N.A.	GBP	467	$661,577	$646,264	$15,313	$—
Expiring 07/02/21	Bank of America, N.A.	GBP	191	269,943	263,733	6,210	—
Expiring 07/02/21	UBS AG	GBP	170	234,338	234,652	—	(314)
Expiring 08/03/21	UBS AG	GBP	827	1,152,151	1,144,755	7,396	—
Euro,
Expiring 07/02/21	Citibank, N.A.	EUR	1,993	2,436,889	2,363,302	73,587	—

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at June 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/21	Citibank, N.A.	EUR	26	$31,455	$30,601	$854	$—
Expiring 08/03/21	JPMorgan Chase Bank, N.A.	EUR	2,019	2,412,007	2,395,474	16,533	—
				$7,198,360	$7,078,781	119,893	(314)
						$119,893	$(24,336)
Credit default swap agreements outstanding at June 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
Alcentra CLO	07/26/21	1.000%(M)	EUR	802	*	$899	$—	$899	Goldman Sachs International
Alcentra CLO	07/26/21	1.000%(M)	EUR	83	*	93	—	93	Goldman Sachs International
Bardin Hill CLO	07/26/21	0.500%(M)	EUR	376	0.500%	211	—	211	Goldman Sachs International
Bardin Hill CLO	07/26/21	1.000%(M)	EUR	108	*	121	—	121	Goldman Sachs International
Bellemeade Re Ltd.	07/30/21	1.250%(M)		7	*	—	—	—	Goldman Sachs International
Black Diamond CLO	07/26/21	1.000%(M)	EUR	112	*	126	—	126	Goldman Sachs International
Blackstone CLO	07/26/21	1.000%(M)	EUR	94	*	105	—	105	Goldman Sachs International
BRAVO Residential Funding Trust	07/30/21	1.000%(M)		50	*	1	—	1	Goldman Sachs International
BRAVO Residential Funding Trust	07/30/21	1.250%(M)		10	*	—	—	—	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
BRAVO Residential Funding Trust	07/30/21	1.250%(M)		5	*	$—	$—	$—	Goldman Sachs International
Bunker Hill Loan Depository Trust	07/30/21	0.500%(M)		52	*	1	—	1	Goldman Sachs International
Cairn CLO BV	07/26/21	1.000%(M)	EUR	64	*	72	—	72	Goldman Sachs International
Carlyle CLO	07/26/21	0.500%(M)	EUR	278	*	155	—	155	Goldman Sachs International
Carlyle CLO	07/26/21	1.000%(M)	EUR	219	*	246	—	246	Goldman Sachs International
Carlyle CLO	07/26/21	1.000%(M)	EUR	95	*	106	—	106	Goldman Sachs International
Carlyle CLO	07/26/21	1.000%(M)	EUR	63	*	70	—	70	Goldman Sachs International
Countrywide Alternative Loan Trust	07/30/21	0.500%(M)		55	*	1	—	1	Goldman Sachs International
CVC CLO	07/26/21	1.000%(M)	EUR	62	*	70	—	70	Goldman Sachs International
Delta Home Equity	07/30/21	0.500%(M)		52	*	1	—	1	Goldman Sachs International
Eagle Re Ltd.	07/30/21	1.250%(M)		80	*	3	—	3	Goldman Sachs International
First Franklin Mortgage Loan	07/30/21	0.500%(M)		131	*	2	—	2	Goldman Sachs International
First NLC Home Equity	07/30/21	0.500%(M)		52	*	1	—	1	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Flagstar Mortgage Trust	07/30/21	0.500%(M)		18	*	$—	$—	$—	Goldman Sachs International
GLG Silvermine CLO	07/26/21	1.000%(M)	EUR	35	*	40	—	40	Goldman Sachs International
GS Mortgage-Backed Securities Trust	07/30/21	1.250%(M)		16	*	1	—	1	Goldman Sachs International
GS Mortgage-Backed Securities Trust	07/30/21	0.500%(M)		12	*	—	—	—	Goldman Sachs International
GS Mortgage-Backed Securities Trust	07/30/21	1.250%(M)		10	*	—	—	—	Goldman Sachs International
GS_21-PJA	08/14/21	0.250%(M)		630	0.250%	222	(63)	285	Goldman Sachs International
GSAMP Home Equity Trust	07/30/21	1.250%(M)		23	*	1	—	1	Goldman Sachs International
GSR Mortgage Loan Trust	07/30/21	0.500%(M)		98	*	1	—	1	Goldman Sachs International
GSRPM Mortgage Loan Trust	07/30/21	1.250%(M)		8	*	—	—	—	Goldman Sachs International
Home Re Ltd.	07/30/21	1.250%(M)		25	*	1	—	1	Goldman Sachs International
ICG CLO	07/26/21	1.000%(M)	EUR	155	*	173	—	173	Goldman Sachs International
Long Beach Home Equity	07/30/21	0.500%(M)		97	*	1	—	1	Goldman Sachs International
MFRA Trust	07/30/21	1.250%(M)		5	*	—	—	—	Goldman Sachs International

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at June 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^ (cont’d.):
Partners CLO	07/26/21	1.000%(M)	EUR	169	*	$189	$—	$189	Goldman Sachs International
Radnor Re Ltd.	07/30/21	1.250%(M)		21	*	1	—	1	Goldman Sachs International
Residential Accredit Loans, Inc.	07/30/21	0.500%(M)		129	*	2	—	2	Goldman Sachs International
Starwood Mortgage Residential Trust	07/30/21	1.250%(M)		13	*	—	—	—	Goldman Sachs International
						$2,916	$(63)	$2,979

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2021(4)	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.36.V1	06/20/26	5.000%(Q)	450	2.737%	$40,925	$46,764	$5,839

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.BBB.12	08/17/61	3.000%(M)	300	$10,730	$61,245	$(50,515)	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at June 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	400	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	$(5,160)	$(1,716)	$3,444
EUR	885	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	(29,758)	(25,746)	4,012
EUR	330	05/11/29	0.750%(A)	6 Month EURIBOR(1)(S)	(22,092)	(25,506)	(3,414)
	1,355	05/11/22	2.300%(A)	1 Day USOIS(1)(A)	(55,483)	(30,386)	25,097
	2,100	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(134,663)	(87,610)	47,053
	2,970	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(101,444)	(145,355)	(43,911)
	270	05/11/30	2.450%(A)	1 Day USOIS(2)(A)	46,333	31,487	(14,846)
	115	05/11/50	2.400%(S)	3 Month LIBOR(1)(Q)	(47,897)	(18,123)	29,774
					$(350,164)	$(302,955)	$47,209

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Securitized Credit Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Interest rate swap agreements outstanding at June 30, 2021 (continued):
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).